Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 9,068
2023	8,783
2024	8,587
2025	8,451
2026	7,936
Thereafter	53,940
Total	96,765
Rent expense	$ 7,400	$ 6,900